Schedule of Accrued Expenses and Other Current Liabilities (Details) - CNY (¥) ¥ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Professional service fees		¥ 8,562	¥ 16,490
Refund liability		7,792	7,703
Payables to third-party financial institutions	[1]	5,000
Accrued expenses		1,586	789
Payables on behalf of third parties		1,055
Others		1,253	777
Total		¥ 25,248	¥ 25,759

[1]	On November 13, 2024, the Group entered into a factoring agreement with a third-party financial institution, whereby the financial institution lent RMB5.0 million after the Group factored its accounts receivable to the financial institution. The interest is payable on a monthly basis and the principal is due upon maturity on April 13, 2025. The Group’s consolidated statements of cash flows has reflected a financing cash inflow related to this affected payables balance in “Cash receipt of the debt proceeds”. On April 10, 2025, the Group has entered into a supplemental agreement to extend the maturity of the principal balance of RMB5.0 million to August 30, 2025.